Severance Indemnities And Pension Plans [Text Block]	12 Months Ended
Mar. 31, 2014
Severance Indemnities And Pension Plans [Text Block]
13.	SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded contributory and non-contributory defined benefit pension plans (“pension benefits”), which cover substantially all of its employees and provide for lifetime annuity payments commencing at age 65 based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans (“CDBPs”) which provide benefits to all their domestic employees. In addition, MUTB had a contributory CDBP similar to these non-contributory CDBPs until a transfer of its remaining corporate portion into a non-contributory CDBP subsequent to the separation process as described below.

In December 2011, in accordance with the Defined Benefit Corporate Pension Plan Act, which permits each employer and employees’ pension fund plan to separate the substitutional portion of the employees’ pension fund from the rest of the fund and transfer the related obligation and assets to the Japanese government, MUTB obtained an approval from the Minister of Health, Labor and Welfare for an exemption from the obligation to pay benefits for future employee services related to the substitutional portion of the governmental welfare pension program. In January 2013, MUTB also obtained an approval for an exemption from the obligation to pay benefits for past employee services related to the substitutional portion. To complete the separation process, the substitutional obligation and the related plan assets were transferred to the Japanese government on February 17, 2014. In accordance with the guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, MUTB accounted for the entire separation process, upon completion of transfer of the plan assets to the government, as a single settlement transaction. During the fiscal year ended March 31, 2014, MUTB recognized (1) the difference of ¥115,210 million between the accumulated benefit obligations settled and the assets transferred to the Japanese Government as a government subsidy, which was recognized as a gain in the accompanying consolidated statements of income, (2) the proportionate amount of the net unrealized loss of ¥42,435 million for the substitutional portion as settlement loss, and (3) the difference of ¥1,770 million between the projected benefit obligations and the accumulated benefit obligations related to the substitutional portion, as gain on derecognition of previously accrued salary progression. The settlement loss and gain on derecognition of previously accrued salary progression were included in Salaries and employee benefits in the accompanying consolidated statements of income. The remaining portion of the employees’ pension fund (that is, the corporate portion) continued to exist as a CDBP, although, from a legal regulatory perspective, it is deemed to have been dissolved and a CDBP is deemed newly established when the separation process is completed. Subsequent to the separation process, MUTB transferred the remaining corporate portion of the employees’ pension fund into a non-contributory CDBP.

In addition to the CDBPs, BTMU and MUTB had non-contributory closed Tax-Qualified Pension Plans (“closed TQPPs”), which were defined benefit pension plans that provide benefits to certain retired employees, excluding directors in Japan, based on eligible compensation at the time of severance, years of service and other factors. MUTB also had a contributory closed TQPP in addition to the non-contributory closed TQPPs. In March 2012, Tax-Qualified Pension Plans were abolished pursuant to the Amendment to the 2011 Tax Reform enacted in 2011. Prior to the abolishment, the contributory and non-contributory closed TQPPs held by BTMU and MUTB were integrated into their non-contributory CDBPs. The balances of projected benefit obligations and plan assets of the closed TQPPs were directly transferred with no impact on the MUFG Group’s financial position and results of operations.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has severance indemnities plans (“SIPs”) under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2012, 2013 and 2014 includes the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2012	2013	2014	2012		2013		2014
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,709	¥38,840	¥39,309	¥6,328	¥968	¥8,098	¥1,114	¥12,215	¥1,526
Interest cost on projected benefit obligation	31,509	26,648	22,464	10,649	1,192	10,716	1,135	13,467	1,352
Expected return on plan assets	(55,336)	(48,106)	(54,222)	(14,216)	(1,106)	(14,169)	(1,030)	(19,928)	(1,423)
Amortization of net actuarial loss	29,424	42,496	23,941	6,221	514	8,030	715	9,808	776
Amortization of prior service cost	(11,534)	(12,309)	(11,793)	35	(57)	54	(59)	157	(69)
Amortization of net obligation at transition	—	—	—	—	105	—	105	—	—
Loss (gain) on settlements and curtailment	4,378	2,600	41,456	40	—	95	(3)	—	—

Net periodic benefit cost	¥38,150	¥50,169	¥61,155	¥9,057	¥1,616	¥12,824	¥1,977	¥15,719	¥2,162

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2012	2013	2014	2012		2013		2014
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.91%	1.55%	1.25%	5.67%	5.36%	4.73%	4.70%	4.25%	4.01%
Discount rates in determining benefit obligation	1.55	1.25	1.23	4.73	4.70	4.25	4.01	4.87	4.63
Rates of increase in future compensation level for determining expense	3.23	3.31	3.07	4.67	—	4.60	—	4.58	—
Rates of increase in future compensation level for determining benefit obligation	3.31	3.07	3.36	4.60	—	4.58	—	4.64	—
Expected rates of return on plan assets	3.11	2.78	2.83	7.49	8.00	6.92	7.50	6.98	7.50

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	MUAH		Other than MUAH
	2013(1)	2014(1)	2013(1)	2014(1)
Initial trend rate	8.31%	7.71%	7.50%	8.00%
Ultimate trend rate	4.50%	4.50%	4.50%	5.00%
Year the rate reaches the ultimate trend rate	2021	2021	2017	2019

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥422	¥(422)	¥79	¥(61)
Effect on postretirement benefit obligation	3,478	(2,951)	1,128	(885)

Note:

(1)	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2012 and 2013, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2013 and 2014:

	Domestic subsidiaries						Foreign offices and subsidiaries
	2013			2014			2013		2014
	Non-contributory pension benefits and SIP	Contributory pension benefits		Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,383,933	¥389,264		¥1,433,161	¥404,427		¥225,361	¥24,701	¥283,224	¥30,002
Service cost	34,182	4,658		36,147	3,162		8,098	1,114	12,215	1,526
Interest cost	20,510	6,138		17,448	5,016		10,716	1,135	13,467	1,352
Plan participants’ contributions	—	—		—	—		14	450	5	648
Acquisitions/ Divestitures	8	—		(807)	—		—	—	9,359	—
Amendments	—	—		(32)	—		302	—	980	—
Actuarial loss (gain)	65,369	15,583		26,417	(8,984)		23,154	975	(24,716)	(2,966)
Benefits paid	(55,396)	(11,216)		(55,608)	(11,202)		(13,161)	(1,673)	(9,851)	(2,136)
Lump-sum payment	(15,445)	—		(14,313)	—		(440)	—	(158)	—
Translation adjustments and other	—	—		224,238 (2)	(392,419	)(2)	29,180	3,300	61,356	5,920

Benefit obligation at end of fiscal year	1,433,161	404,427		1,666,651	—		283,224	30,002	345,881	34,346

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,317,074	433,710		1,462,406	458,171		182,791	13,370	233,081	18,185
Actual return (loss) on plan assets	174,467	64,893		124,355	34,472		24,787	1,866	43,561	3,611
Employer contributions	26,314	15,635		31,640	12,843		14,807	1,144	41,423	1,313
Acquisitions/ Divestitures	(53)	—		176	—		—	—	—	—
Plan participants’ contributions	—	—		—	—		14	450	5	648
Benefits paid	(55,396)	(11,216)		(55,608)	(11,202)		(13,161)	(1,673)	(9,851)	(2,136)
Translation adjustments and other	—	(44,851	)(1)	441,360 (2)	(494,284	)(2)	23,843	3,028	59,876	4,224

Fair value of plan assets at end of fiscal year	1,462,406	458,171		2,004,329	—		233,081	18,185	368,095	25,845

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥60,279	¥53,744		¥357,817	¥—		¥3,850	¥—	¥54,600	¥—
Accrued benefit cost	(31,034)	—		(20,139)	—		(53,993)	(11,817)	(32,386)	(8,501)

Net amount recognized	¥29,245	¥53,744		¥337,678	¥—		¥(50,143)	¥(11,817)	¥22,214	¥(8,501)

Notes:

(1)	MUTB partially withdrew assets from employee retirement benefit trusts, amount of ¥44,851 million, which were established for the payment of employees’ pension benefits. The related plan remains in an overfunded status as of March 31, 2013. No gains or losses have been recognized as a consequence of this transaction.
(2)	MUTB separated the substitutional portion of its contributory CDBP and transferred the related obligation and assets to the Japanese government. The transferred obligation and assets to the Japanese government were ¥169,951 million and ¥52,971 million, respectively. Subsequent to the separation process, MUTB transferred the remaining corporate portion of its contributory CDBP into a non-contributory CDBP. The transferred obligation and assets to the non-contributory CDBP were ¥224,238 million and ¥441,313 million, respectively.

The aggregated accumulated benefit obligations of these plans at March 31, 2013 and 2014 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013	2014
	(in millions)
Aggregated accumulated benefit obligations	¥1,808,001	¥1,639,563	¥262,200	¥318,971

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2013 and 2014 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013	2014
	(in millions)
Projected benefit obligations	¥96,622	¥55,684	¥264,204	¥57,972
Accumulated benefit obligations	89,166	52,578	243,268	54,499
Fair value of plan assets	65,601	37,033	210,793	25,812

BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2012, 2013 and 2014 were ¥34,600 million, ¥11,234 million and ¥7,358 million, respectively. The ¥34,600 million charged to operations for the fiscal year ended March 31, 2012 mainly consisted of ¥20,512 million related to MUSHD.

The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2013 and 2014:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013		2014
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥488,936	¥336,312	¥98,654	¥8,314	¥57,474	¥3,585
Prior service cost	(46,580)	(34,787)	386	(100)	1,129	(41)

Gross amount recognized in Accumulated OCI	442,356	301,525	99,040	8,214	58,603	3,544
Taxes	(183,884)	(133,606)	(38,585)	(3,212)	(23,063)	(767)

Net amount recognized in Accumulated OCI	¥258,472	¥167,919	¥60,455	¥5,002	¥35,540	¥2,777

The following table presents OCI in the fiscal years ended March 31, 2013 and 2014:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013		2014
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(110,303)	¥(87,227)	¥11,326	¥141	¥(47,687)	¥(5,130)
Prior service cost arising during the year	—	—	270	—	862	—
Losses (gains) due to amortization:
Net actuarial loss	(42,496)	(23,941)	(8,030)	(715)	(9,808)	(776)
Prior service cost	12,309	11,793	(54)	59	(157)	69
Net obligation at transition	—	—	—	(105)	—	—
Curtailment and settlement	(2,600)	(41,456)	(95)	3	—	—
Foreign currency translation adjustments	—	—	10,112	895	16,353	1,167

Total changes in Accumulated OCI	¥(143,090)	¥(140,831)	¥13,529	¥278	¥(40,437)	¥(4,670)

The following table presents the expected amounts that will be amortized from Accumulated OCI as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2015:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥14,265	¥6,402	¥117
Prior service cost	(8,932)	109	(24)

Total	¥5,333	¥6,511	¥93

Investment policies

MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2014 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.4%	0.4%	—%
Japanese debt securities	39.5	—	—
Non-Japanese equity securities	11.8	57.9	70.0
Non-Japanese debt securities	4.7	27.9	30.0
Real estate	—	9.7	—
Short-term assets	6.6	4.1	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as below:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2015 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥39.4 billion
For the pension benefits of foreign offices and subsidiaries	14.3 billion
For the other benefits of foreign offices and subsidiaries	2.3 billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2015	¥79,808	¥11,242	¥1,819
2016	81,641	12,173	1,935
2017	82,599	13,517	2,036
2018	82,740	14,614	2,160
2019	82,608	15,906	2,255
Thereafter (2020-2024)	410,139	108,484	12,778

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note 31:

Government bonds and other debt securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most of non-Japanese government bonds and certain corporate bonds. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types: Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values and generally classified in Level 2 of the fair value hierarchy. Japanese pooled funds classified in Level 3 of the fair value hierarchy have underlying investments in non-Japanese debt securities and loans receivable whose fair values are measured by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values. The funds for which the fair values are measured at their net asset value are classified either in Level 2 or Level 3 depending on the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date or in the near future. Other investment funds classified in Level 3 of the fair value hierarchy mainly consist of certain private investment funds and real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 in the fair value hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2013 and 2014:

Pension benefits and SIP Investments:

At March 31, 2013	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥76,763	¥—	¥—	¥76,763	¥—	¥—	¥—	¥—
Non-Japanese government bonds	13,898	2,761	—	16,659	—	7,600	—	7,600
Other debt securities(1)	151	18,517	6,134	24,802	—	33,315	—	33,315
Japanese marketable equity securities(2)	661,832	148	—	661,980	—	—	—	—
Non-Japanese marketable equity securities	19,386	207	—	19,593	13,720	—	—	13,720
Japanese pooled funds:
Japanese marketable equity securities(2)	—	46,175	—	46,175	—	—	—	—
Japanese debt securities(1)	—	403,006	—	403,006	—	—	—	—
Non-Japanese marketable equity securities	—	190,367	—	190,367	—	—	—	—
Non-Japanese debt securities	—	65,087	6,846	71,933	—	—	—	—
Other	—	17,623	—	17,623	—	—	—	—

Total pooled funds	—	722,258	6,846	729,104	—	—	—	—

Other investment funds	—	98,520	48,631	147,151	91,582	65,068	14,486	171,136	(4)
Japanese general account of life insurance companies(3)	—	163,503	—	163,503	—	—	—	—
Other investments	1,636	79,386	—	81,022	839	4,488	1,983	7,310

Total	¥773,666	¥1,085,300	¥61,611	¥1,920,577	¥106,141	¥110,471	¥16,469	¥233,081

At March 31, 2014	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥65,309	¥—	¥—	¥65,309	¥—	¥—	¥—	¥—
Non-Japanese government bonds	19,799	2,041	—	21,840	—	13,443	—	13,443
Other debt securities(1)	523	11,798	5,983	18,304	—	52,463	—	52,463
Japanese marketable equity securities(2)	713,152	127	—	713,279	—	—	—	—
Non-Japanese marketable equity securities	12,166	1,122	—	13,288	24,515	—	—	24,515
Japanese pooled funds:
Japanese marketable equity securities(2)	—	26,792	—	26,792	—	—	—	—
Japanese debt securities(1)	—	400,132	—	400,132	—	—	—	—
Non-Japanese marketable equity securities	—	176,710	—	176,710	—	—	—	—
Non-Japanese debt securities	—	91,642	7,342	98,984	—	—	—	—
Other	—	13,026	—	13,026	—	—	—	—

Total pooled funds	—	708,302	7,342	715,644	—	—	—	—

Other investment funds	—	132,105	43,446	175,551	155,637	87,103	26,740	269,480	(4)
Japanese general account of life insurance companies(3)	—	173,398	—	173,398	—	—	—	—
Other investments	2,038	105,678	—	107,716	620	4,673	2,901	8,194

Total	¥812,987	¥1,134,571	¥56,771	¥2,004,329	¥180,772	¥157,682	¥29,641	¥368,095

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥471 million (0.02% of plan assets) and ¥401 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2013 and 2014, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥6,864 million (0.32% of plan assets) and ¥7,354 million (0.31% of plan assets) to the pension benefits and SIPs at March 31, 2013 and 2014, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.17% from April 1, 2012 to March 31, 2013 and 1.24% from April 1, 2013 to March 31, 2014.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, and of ¥148,360 million of mutual funds and ¥25,486 million of real estate funds, which were held by MUAH at December 31, 2012 and 2013, respectively.

Other post retirement plan investments:

	Foreign offices and subsidiaries
	March 31, 2013				March 31, 2014
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥3,619	¥—	¥3,619	¥—	¥5,548	¥—	¥5,548
Other investment funds(1)	8,901	—	—	8,901	13,531	—	—	13,531
Other investments	—	5,665	—	5,665	—	6,766	—	6,766

Total	¥8,901	¥9,284	¥—	¥18,185	¥13,531	¥12,314	¥—	¥25,845

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2013 and 2014:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other debt securities	¥5,995	¥18	¥409	¥(248)	¥—	¥(40)	¥6,134
Non-Japanese marketable equity securities	87	30	—	(117)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,807	—	1,042	(3)	—	—	6,846
Other	2,501	—	—	—	—	(2,501)	—

Total pooled funds	8,308	—	1,042	(3)	—	(2,501)	6,846

Other investment funds	41,097	(389)	3,997	(4,503)	8,429	—	48,631

Total	¥55,487	¥(341)	¥5,448	¥(4,871)	¥8,429	¥(2,541)	¥61,611

	Foreign offices and subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other investment funds	¥12,282	¥—	¥1,075	¥1,129	¥—	¥—	¥14,486
Other investments	344	—	1,208	431	—	—	1,983

Total	¥12,626	¥—	¥2,283	¥1,560	¥—	¥—	¥16,469

	Domestic subsidiaries
Assets category	March 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2014
	(in millions)
Other debt securities	¥6,134	¥(4)	¥(85)	¥(12)	¥—	¥(50)	¥5,983
Japanese pooled funds:
Non-Japanese debt securities	6,846	—	483	13	—	—	7,342

Total pooled funds	6,846	—	483	13	—	—	7,342

Other investment funds	48,631	(2,616)	1,381	(3,950)	—	—	43,446

Total	¥61,611	¥(2,620)	¥1,779	¥(3,949)	¥—	¥(50)	¥56,771

	Foreign offices and subsidiaries
Assets category	March 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2014
	(in millions)
Other investment funds	¥14,486	¥—	¥6,688	¥5,566	¥—	¥—	¥26,740
Other investments	1,983	11	864	43	—	—	2,901

Total	¥16,469	¥11	¥7,552	¥5,609	¥—	¥—	¥29,641

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2012, 2013 and 2014 was ¥5,775 million, ¥6,396 million and ¥8,443 million, respectively.